Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Balance	$ 50,810	[1]	$ 61,125
Purchases of marketable securities	19,927		6,558		$ 15,604
Discount on marketable securities, net	(621)		(244)		(144)
Proceeds from maturity of marketable securities	(37,850)		(16,629)		(1,997)
Balance	$ 32,266	[1]	$ 50,810	[1]	$ 61,125

[1]	Including accrued interest in the amount of US$ 412 thousand and US$ 227 thousand as of December 31, 2020 and 2021, respectively.